Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2023 and 2024 are as follows:

	2023		2024
Securities sold:
Stocks	~~W~~	628,225	640
Bonds		477,626	354,084
Others		343,783	3,117

		1,449,634	357,841
Gold/silver deposits		419,343	597,058

	~~W~~	1,868,977	954,899